Schedule of amortization estimated useful life (Details)	12 Months Ended
Dec. 31, 2021
Brands and patents member | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	10 years
Brands and patents member | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	20 years
Software licenses and rights of use member | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	5 years
Software licenses and rights of use member | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	10 years
Customers and suppliers agreements member | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	14 years
Customers and suppliers agreements member | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization estimated useful life	28 years